Segmental analyses	12 Months Ended
Dec. 31, 2024
Reportable Segments [Abstract]
Segmental analyses	2 Segmental analyses
The chief operating decision maker, the Management Board, reviews adjusted profit from operations at constant currencies to evaluate segment performance and allocate resources to the overall business on a geographic region basis, including the results of
New Categories (comprising Vapour products, Heated Products and Modern Oral products), which are reported to the Management
Board as part of the results of each geographic region. The Management Board also reviews, at constant currencies, revenues on a geographic region basis, which are included within adjusted profit from operations.
The Group is organised into three geographic regions as follows:
–Americas and Europe (AME), comprising markets operating in Europe, Latin America and Canada;
–Asia-Pacific, Middle East and Africa (APMEA) comprising markets operating in Asia-Pacific, Middle East, Central Asia, Caucasus and
Africa, as well as in Mongolia; and
–the U.S.
The three geographic regions are the reportable segments for the Group as they form the focus of the Group’s internal reporting systems and are the basis used by the Management Board for assessing performance and allocating resources. Transactions between
Group subsidiaries are conducted on arm’s length terms in accordance with appropriate transfer pricing rules and Organisation for
Economic Cooperation & Development (OECD) principles. Net finance costs (comprising interest income and interest expense), share of post-tax results of associates and joint ventures and taxation are centrally managed, and accordingly, such items are not presented by segment as they are excluded from the measure of segment profitability.
Regional Directors are responsible for delivering the operating and financial results of their Region inclusive of all product categories.
Therefore, the results of New Categories (comprising Vapour products, Heated Products and Modern Oral products) are reported to the Management Board as part of the results of each geographic region.
However, additional information has been provided to disaggregate revenue based on product category to enable investors to better compare the Group’s business performance across periods and by reference to the Group’s investment activity.
In respect of the U.S. region, all financial statements and financial information provided by or with respect to the U.S. business or
Reynolds American Inc. (RAI) (and/or RAI and its subsidiaries (collectively, the ‘Reynolds Group’)) are prepared on the basis of U.S. GAAP and constitute the primary financial statements or financial information of the U.S. business or RAI (and/or the Reynolds Group). Solely for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to IFRS. To the extent any such financial information provided in these financial statements relates to the U.S. business or RAI (and/or the Reynolds
Group), it is provided as an explanation of the U.S. business’s or RAI’s (and/or the Reynolds Group’s) primary U.S. GAAP based financial statements and information.
The following table shows 2024 revenue at 2024 rates of exchange, and 2024 revenue translated using 2023 rates of exchange. The 2023 figures are stated at the 2023 rates of exchange.

			2024	2023
	Revenue constant rates £m	Translation exchange £m	Revenue current rates £m	Revenue current rates £m
U.S.	11,592	(314)	11,278	11,994
AME	9,764	(523)	9,241	9,791
APMEA	5,795	(447)	5,348	5,498
Revenue	27,151	(1,284)	25,867	27,283
The following table shows 2023 revenue at 2023 rates of exchange, and 2023 revenue translated using 2022 rates of exchange. The 2022 figures are stated at the 2022 rates of exchange.

			2023	2022
	Revenue constant rates £m	Translation exchange £m	Revenue current rates £m	Revenue current rates £m
U.S.	12,065	(71)	11,994	12,639
AME	9,989	(198)	9,791	9,287
APMEA	6,042	(544)	5,498	5,729
Revenue	28,096	(813)	27,283	27,655
The following table shows 2024 profit/(loss) from operations and adjusted profit from operations at 2024 rates of exchange, and 2024 adjusted profit from operations using 2023 rates of exchange.

					2024
	Adjusted* segment result constant rates £m	Translation exchange £m	Adjusted* segment result current rates £m	Adjusting* items £m	Segment result current rates £m
U.S.	6,580	(194)	6,386	(2,299)	4,087
AME	3,512	(192)	3,320	(6,784)	(3,464)
APMEA	2,347	(163)	2,184	(71)	2,113
Profit from operations	12,439	(549)	11,890	(9,154)	2,736
Net finance costs					(1,098)
Share of post-tax results of associates and joint ventures					1,900
Profit before taxation					3,538
Taxation on ordinary activities					(357)
Profit for the year					3,181
Note:
*The adjustments to profit from operations are explained in notes 4, 5(c) 6(c), 6(d), 6(g), 6(h) and 6(k).
The following table shows 2023 loss from operations and adjusted profit from operations at 2023 rates of exchange, and 2023 adjusted profit from operations using 2022 rates of exchange.

					2023
	Adjusted* segment result constant rates £m	Translation exchange £m	Adjusted* segment result current rates £m	Adjusting* items £m	Segment result current rates £m
U.S.	6,863	(42)	6,821	(27,602)	(20,781)
AME	3,547	(87)	3,460	(266)	3,194
APMEA	2,379	(195)	2,184	(348)	1,836
Profit/(loss) from operations	12,789	(324)	12,465	(28,216)	(15,751)
Net finance costs					(1,895)
Share of post-tax results of associates and joint ventures					585
Loss before taxation					(17,061)
Taxation on ordinary activities					2,872
Loss for the year					(14,189)
Note:
*The adjustments to profit from operations are explained in notes 3, 4, 5(b), 6(d), 6(f), 6(h), 6(j), 6(k) and 7.
The following table shows 2022 profit from operations and adjusted profit from operations at the 2022 rates of exchange.

			2022
	Adjusted* segment result £m	Adjusting* items £m	Segment result £m
U.S.	6,835	(630)	6,205
AME	3,348	(422)	2,926
APMEA	2,225	(833)	1,392
Profit from operations	12,408	(1,885)	10,523
Net finance costs			(1,641)
Share of post-tax results of associates and joint ventures			442
Profit before taxation			9,324
Taxation on ordinary activities			(2,478)
Profit for the year			6,846
Note:
*The adjustments to profit from operations are explained in notes 3, 4, 5(b), 6(d), 6(f), 6(h), 6(i), 6(j), 6(k) and 7.
Depreciation, amortisation and impairment charges
Adjusted profit from operations at constant rates of exchange of £12,439 million (2023 at constant rates: £12,789 million; 2022 at current rates: £12,408 million) excludes adjusting depreciation, amortisation and impairment charges as explained in note 4. These are excluded from segmental adjusted profit from operations as per table below. 2024 and 2023 are disclosed at constant rates of exchange and 2022 is disclosed at current rate of exchange.

					2024
	Adjusted depreciation, amortisation and impairment constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment current rates £m	Adjusting items £m	Depreciation, amortisation and impairment current rates £m
U.S.	210	(4)	206	2,284	2,490
AME	291	(12)	279	123	402
APMEA	160	(11)	149	60	209
	661	(27)	634	2,467	3,101

					2023
	Adjusted depreciation, amortisation and impairment constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment current rates £m	Adjusting items £m	Depreciation, amortisation and impairment current rates £m
U.S.	218	—	218	27,518	27,736
AME	333	3	336	44	380
APMEA	218	(13)	205	293	498
	769	(10)	759	27,855	28,614

			2022
	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m
U.S.	237	322	559
AME	373	116	489
APMEA	190	67	257
	800	505	1,305
Additional information by product category
Although the Group’s operations are managed on a Regional basis, additional information for revenue is provided based on product category as follows:

Revenue	2024 £m	2023 £m	2022 £m
New Categories	3,432	3,347	2,894
Vapour	1,721	1,812	1,436
HP	921	996	1,060
Modern Oral	790	539	398
Traditional Oral	1,092	1,163	1,209
Combustibles	20,685	22,108	23,030
Other	658	665	522
Revenue	25,867	27,283	27,655
External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group
Revenue is based on location of sale	2024 £m	2023 £m	2022 £m	2024 £m	2023 £m	2022 £m	2024 £m	2023 £m	2022 £m
External revenue	254	255	228	25,613	27,028	27,427	25,867	27,283	27,655

	United Kingdom		All foreign countries		Group
	2024 £m	2023 £m	2024 £m	2023 £m	2024 £m	2023 £m
Intangible assets	417	447	93,859	95,115	94,276	95,562
Property, plant and equipment	265	362	4,114	4,221	4,379	4,583
Investments in associates and joint ventures	—	—	1,902	1,970	1,902	1,970
The consolidated results of the Reynolds Group operating in the U.S. met the criteria for separate disclosure under the requirements of IFRS 8 Operating Segments. Revenue arising from the operations of the Reynolds Group, inclusive of the sales made to fellow Group companies, in 2024, 2023 and 2022 was £11,302 million, £11,985 million and £12,635 million, respectively. The majority of sales are to customers based in the U.S. Non-current assets attributable to the operations of the Reynolds Group were £85,843 million
(2023: £86,598 million).
The main acquisitions comprising the goodwill balance of £41,129 million (2023: £41,091 million), included in intangible assets, are provided in note 12. Included in investments in associates and joint ventures are amounts of £1,762 million (2023: £1,851 million) attributable to the investment in ITC Ltd. Further information is provided in notes 9 and 14.